10-Q ACQUISTITIONS AND INVESTMENTS - Green Li-ion Pte, Ltd (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Equity loss in affiliates	$ (266,903)	$ (2,049,070)	$ (2,131)
Green Li-ion
Business Acquisition [Line Items]
Ownership %	20.22%	20.00%	0.00%
LINICO Corporation
Business Acquisition [Line Items]
Equity loss in affiliates		$ (1,282,336)
LINICO Corporation | Green Li-ion
Business Acquisition [Line Items]
Ownership %		20.22%
Lithium-ion cathodes, percentage pure		0.999
Investment owned, at fair value	$ 4,577,000
Equity loss in affiliates	$ 59,290